RISK MANAGEMENT - Structural foreign exchange risk - Net financial asset (liability) position (Details) $ in Millions, $ in Millions	Dec. 31, 2025 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 305,457,293		$ 304,853,883
Financial liabilities	278,063,105		274,729,544
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35,624,391	$ 9,403	59,750,750	$ 13,661
Financial liabilities	44,887,422	11,934	68,785,886	15,748
Net financial asset (liability) position	$ (9,263,031)	(2,531)	$ (9,035,136)	(2,087)
Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		118		74
Financial liabilities		14		43
Net financial asset (liability) position		$ 104		$ 31